Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Scudder 21st Century Growth Fund          Scudder High Yield Tax-Free Fund               Scudder Retirement Fund -- Series V
Scudder Aggressive Growth Fund            Scudder Income Fund                            Scudder Retirement Fund -- Series VI
Scudder Balanced Fund                     Scudder International Equity Fund              Scudder Retirement Fund -- Series VII
Scudder Blue Chip Fund                    Scudder International Fund                     Scudder RREEF Real Estate Securities Fund
Scudder California Tax-Free Income Fund   Scudder International Select Equity Fund       Scudder Short Duration Fund
Scudder Capital Growth Fund               Scudder Japanese Equity Fund                   Scudder Short-Term Bond Fund
Scudder Contrarian Fund                   Scudder Large Company Growth Fund              Scudder Short-Term Municipal Bond Fund
Scudder Development Fund                  Scudder Large Company Value Fund               Scudder Small Cap Fund
Scudder Dynamic Growth Fund               Scudder Latin America Fund                     Scudder Small Company Stock Fund
Scudder Emerging Markets Debt Fund        Scudder Lifecycle Long Range Fund              Scudder Small Company Value Fund
Scudder Emerging Markets Growth Fund      Scudder Lifecycle Mid Range Fund               Scudder Strategic Income Fund
Scudder Emerging Markets Income Fund      Scudder Lifecycle Short Range Fund             Scudder Strategic Growth Fund
Scudder European Equity Fund              Scudder Managed Municipal Bond Fund            Scudder Target 2010 Fund
Scudder Fixed Income Fund                 Scudder Massachusetts Tax-Free Fund            Scudder Target 2011 Fund
Scudder Florida Tax-Free Income Fund      Scudder Medium Term Tax-Free Fund              Scudder Target 2012 Fund
Scudder Global Biotechnology Fund         Scudder Micro Cap Fund                         Scudder Target 2013 Fund
Scudder Global Bond Fund                  Scudder Mid Cap Fund                           Scudder Tax Advantaged Dividend Fund
Scudder Global Discovery Fund             Scudder Municipal Bond Fund                    Scudder Technology Fund
Scudder Global Fund                       Scudder New Europe Fund                        Scudder Technology Innovation Fund
Scudder GNMA Fund                         Scudder New York Tax-Free Income Fund          Scudder Top 50 US Fund
Scudder Gold and Precious Metals Fund     Scudder Pacific Opportunities Fund             Scudder Total Return Bond Fund
Scudder Greater Europe Growth Fund        Scudder Pathway Series: Conservative Portfolio Scudder Total Return Fund
Scudder Growth and Income Fund            Scudder Pathway Series: Growth Portfolio       Scudder US Government Securities Fund
Scudder Growth Fund                       Scudder Pathway Series: Moderate Portfolio     Scudder Worldwide 2004 Fund
Scudder Health Care Fund                  Scudder PreservationPlus Fund
Scudder High Income Fund                  Scudder PreservationPlus Income Fund
Scudder High Income Opportunity Fund
Scudder High Income Plus Fund


The following information supplements the "Investment Advisor" sub-section of each fund's currently effective SAI:

Each Fund is managed by a team of investment professionals who each play an important role in a Fund's management process. Team members work together to develop investment strategies and select securities for a Fund's portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believe(s) its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of the Funds, as well as team members who have other ongoing management responsibilities for each Fund, are identified in each Fund's prospectus, as of the date of the Fund's prospectus. Composition of the team may change over time, and Fund shareholders and investors will be notified of changes affecting individuals with primary Fund management responsibility.




















September 23, 2003